Vanguard® Emerging Markets Government Bond Index Fund
Schedule of Investments (unaudited)
As of July 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.0%)
	U.S. Treasury Note/Bond (Cost $2)	0.250%	5/15/24	2	2
Corporate Bonds (15.1%)
Azerbaijan (0.2%)
[1]	Southern Gas Corridor CJSC	6.875%	3/24/26	5,350	6,350
Brazil (1.1%)
	Banco Do Brasil SA	3.875%	10/10/22	4,576	4,703
	Cemig Geracao e Transmissao SA	9.250%	12/5/24	4,100	4,720
	Petrobras Global Finance BV	5.999%	1/27/28	4,478	5,103
	Petrobras Global Finance BV	5.093%	1/15/30	4,950	5,361
	Petrobras Global Finance BV	5.600%	1/3/31	5,740	6,400
	Petrobras Global Finance BV	6.875%	1/20/40	1	1
	Petrobras Global Finance BV	5.500%	6/10/51	4,025	3,962
	Petrobras Global Finance BV	6.850%	6/5/15	6,055	6,751
					37,001
Chile (0.2%)
	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	5,200	5,479
China (2.2%)
	Bank of China Ltd.	5.000%	11/13/24	9,225	10,289
	China Cinda Finance 2015 I Ltd.	4.250%	4/23/25	4,700	4,921
	China Construction Bank Corp.	4.250%	2/27/29	6,000	6,427
	China Construction Bank Corp.	2.450%	6/24/30	6,100	6,254
	CNAC HK Finbridge Co. Ltd.	5.125%	3/14/28	1,680	1,925
	CNOOC Finance 2014 ULC	4.250%	4/30/24	2,481	2,687
	Industrial & Commercial Bank of China Ltd.	4.875%	9/21/25	6,300	7,072
	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	4,893	5,281
	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	5,500	5,912
	Sinopec Group Overseas Development 2018 Ltd.	2.700%	5/13/30	4,100	4,272
[2]	Sinopec Group Overseas Development Ltd.	2.700%	5/13/30	1,200	1,250
	State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	6,920	7,542
	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	8,744	9,725
					73,557
Colombia (0.7%)
	Ecopetrol SA	5.875%	9/18/23	5,090	5,483
	Ecopetrol SA	5.375%	6/26/26	4,140	4,537
	Ecopetrol SA	6.875%	4/29/30	5,575	6,719
	Ecopetrol SA	5.875%	5/28/45	5,517	5,883
					22,622
Indonesia (0.4%)
	Pertamina Persero PT	4.300%	5/20/23	4,615	4,892
	Pertamina Persero PT	6.450%	5/30/44	3,600	4,724
	Pertamina Persero PT	6.500%	11/7/48	400	536

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/27	4,117	4,478
					14,630
Kazakhstan (0.2%)
	KazMunayGas National Co. JSC	6.375%	10/24/48	4,160	5,459
Malaysia (0.9%)
	Petronas Capital Ltd.	3.500%	3/18/25	4,275	4,643
	Petronas Capital Ltd.	3.500%	4/21/30	6,300	6,911
	Petronas Capital Ltd.	4.500%	3/18/45	4,110	5,040
[2]	Petronas Capital Ltd.	4.550%	4/21/50	1,425	1,763
	Petronas Capital Ltd.	4.550%	4/21/50	6,400	7,921
[2]	Petronas Capital Ltd.	3.404%	4/28/61	4,600	4,775
					31,053
Mexico (4.3%)
	Mexico City Airport Trust	5.500%	7/31/47	5,654	5,712
[2]	Petroleos Mexicanos	6.875%	10/16/25	3,930	4,339
	Petroleos Mexicanos	6.875%	8/4/26	8,100	8,886
	Petroleos Mexicanos	6.490%	1/23/27	6,456	6,854
	Petroleos Mexicanos	6.500%	3/13/27	14,800	15,725
	Petroleos Mexicanos	5.350%	2/12/28	6,875	6,828
	Petroleos Mexicanos	6.500%	1/23/29	5,480	5,679
	Petroleos Mexicanos	6.840%	1/23/30	12,000	12,510
	Petroleos Mexicanos	5.950%	1/28/31	10,475	10,291
	Petroleos Mexicanos	6.625%	6/15/35	7,500	7,265
	Petroleos Mexicanos	6.500%	6/2/41	4,350	3,928
	Petroleos Mexicanos	6.375%	1/23/45	4,320	3,730
	Petroleos Mexicanos	6.750%	9/21/47	16,599	14,739
	Petroleos Mexicanos	6.350%	2/12/48	7,990	6,835
	Petroleos Mexicanos	7.690%	1/23/50	21,949	21,329
	Petroleos Mexicanos	6.950%	1/28/60	10,440	9,331
					143,981
Peru (0.2%)
	Petroleos del Peru SA	5.625%	6/19/47	5,600	5,793
Qatar (1.0%)
[2]	Qatar Petroleum	1.375%	9/12/26	4,300	4,318
[2]	Qatar Petroleum	2.250%	7/12/31	9,700	9,843
[2]	Qatar Petroleum	3.125%	7/12/41	9,600	9,966
[2]	Qatar Petroleum	3.300%	7/12/51	11,000	11,412
					35,539
Russia (0.7%)
	Gazprom Neft OAO Via GPN Capital SA	4.375%	9/19/22	3,950	4,094
	Gazprom Neft OAO Via GPN Capital SA	6.000%	11/27/23	4,300	4,744
[2]	Gazprom PJSC via Gaz Finance plc	2.950%	1/27/29	5,000	4,907
	Gazprom PJSC via Gaz Finance plc	2.950%	1/27/29	400	393
[2]	Gazprom PJSC via Gaz Finance plc	3.250%	2/25/30	3,400	3,392
	Gazprom PJSC via Gaz Finance plc	3.250%	2/25/30	2,225	2,220
	Sberbank of Russia Via SB Capital SA	5.125%	10/29/22	5,224	5,448
					25,198
Saudi Arabia (2.1%)
[2]	SAGlobal Sukuk Ltd.	0.946%	6/17/24	1,000	999
[2]	SAGlobal Sukuk Ltd.	1.602%	6/17/26	4,000	4,004
[2]	SAGlobal Sukuk Ltd.	2.694%	6/17/31	6,900	7,087
	Saudi Arabian Oil Co.	2.875%	4/16/24	5,900	6,200
[2]	Saudi Arabian Oil Co.	3.500%	4/16/29	1,350	1,480
	Saudi Arabian Oil Co.	3.500%	4/16/29	7,791	8,526

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Saudi Arabian Oil Co.	2.250%	11/24/30	3,075	3,054
	Saudi Arabian Oil Co.	2.250%	11/24/30	3,200	3,174
[2]	Saudi Arabian Oil Co.	4.250%	4/16/39	4,300	4,905
	Saudi Arabian Oil Co.	4.250%	4/16/39	4,050	4,614
	Saudi Arabian Oil Co.	4.375%	4/16/49	8,880	10,386
[2]	Saudi Arabian Oil Co.	3.250%	11/24/50	3,500	3,428
	Saudi Arabian Oil Co.	3.250%	11/24/50	2,200	2,150
[2]	Saudi Arabian Oil Co.	3.500%	11/24/70	5,600	5,466
	Saudi Arabian Oil Co.	3.500%	11/24/70	600	582
[2]	Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	250	270
	Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	3,850	4,159
					70,484
United Arab Emirates (0.9%)
[3]	Abu Dhabi Crude Oil Pipeline LLC	4.600%	11/2/47	6,150	7,322
[2]	DP World Ltd.	6.850%	7/2/37	3,840	5,202
	DP World Ltd.	5.625%	9/25/48	675	846
	DP World Salaam	6.000%	12/31/99	4,100	4,479
[2]	MDGH - GMTN BV	3.700%	11/7/49	2,300	2,532
	MDGH - GMTN BV	3.700%	11/7/49	800	881
	MDGH - GMTN BV	3.950%	5/21/50	6,600	7,587
					28,849
Total Corporate Bonds (Cost $498,706)					505,995
Sovereign Bonds (83.8%)
Angola (0.7%)
	Republic of Angola	9.500%	11/12/25	3,850	4,250
	Republic of Angola	8.250%	5/9/28	6,500	6,839
	Republic of Angola	8.000%	11/26/29	3,423	3,545
	Republic of Angola	9.375%	5/8/48	4,500	4,717
	Republic of Angola	9.125%	11/26/49	2,450	2,520
[2]	Republic of Angola	9.125%	11/26/49	1,400	1,440
					23,311
Argentina (1.9%)
	Republic of Argentina	1.000%	7/9/29	7,301	2,797
[4]	Republic of Argentina	0.500%	7/9/30	44,227	16,058
[4]	Republic of Argentina	1.125%	7/9/35	56,379	18,240
[4]	Republic of Argentina	2.000%	1/9/38	31,351	12,344
[4]	Republic of Argentina	2.500%	7/9/41	28,814	10,760
[4]	Republic of Argentina	1.125%	7/9/46	5,799	1,939
					62,138
Armenia (0.1%)
	Republic of Armenia	7.150%	3/26/25	1,300	1,479
	Republic of Armenia	3.950%	9/26/29	1,200	1,189
[2]	Republic of Armenia	3.600%	2/2/31	1,350	1,283
	Republic of Armenia	3.600%	2/2/31	850	808
					4,759
Azerbaijan (0.2%)
	Republic of Azerbaijan	4.750%	3/18/24	3,600	3,900
[3]	Republic of Azerbaijan	3.500%	9/1/32	2,800	2,907
[2,3]	Republic of Azerbaijan	3.500%	9/1/32	300	312
					7,119
Bahamas (0.1%)
[2,3]	Commonwealth of Bahamas	6.000%	11/21/28	850	836
[3]	Commonwealth of Bahamas	6.000%	11/21/28	500	493
[2,3]	Commonwealth of Bahamas	8.950%	10/15/32	1,750	1,933

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Commonwealth of Bahamas	8.950%	10/15/32	800	875
					4,137
Bahrain (1.6%)
	CBB International Sukuk Co. 5 Spc	5.624%	2/12/24	3,550	3,755
	CBB International Sukuk Co. 6 Spc	5.250%	3/20/25	2,000	2,125
	CBB International Sukuk Co. 6 Spc	6.875%	10/5/25	2,300	2,645
	CBB International Sukuk Programme Co. WLL	6.250%	11/14/24	2,858	3,106
	CBB International Sukuk Programme Co. WLL	4.500%	3/30/27	1,920	2,011
	CBB International Sukuk Programme Co. WLL	3.950%	9/16/27	2,400	2,435
	Kingdom of Bahrain	6.125%	8/1/23	3,702	3,963
	Kingdom of Bahrain	7.000%	1/26/26	4,150	4,657
[2]	Kingdom of Bahrain	4.250%	1/25/28	900	897
	Kingdom of Bahrain	7.000%	10/12/28	4,700	5,220
	Kingdom of Bahrain	6.750%	9/20/29	3,900	4,230
	Kingdom of Bahrain	7.375%	5/14/30	2,700	3,014
[2]	Kingdom of Bahrain	5.625%	9/30/31	700	700
	Kingdom of Bahrain	5.625%	9/30/31	2,670	2,668
	Kingdom of Bahrain	5.450%	9/16/32	2,700	2,645
[2]	Kingdom of Bahrain	5.250%	1/25/33	2,500	2,403
	Kingdom of Bahrain	6.000%	9/19/44	3,400	3,189
	Kingdom of Bahrain	7.500%	9/20/47	2,500	2,654
[2]	Kingdom of Bahrain	6.250%	1/25/51	200	188
	Kingdom of Bahrain	6.250%	1/25/51	1,000	938
					53,443
Belarus (0.2%)
	Republic of Belarus	6.875%	2/28/23	2,325	2,336
	Republic of Belarus	5.875%	2/24/26	1,000	933
	Republic of Belarus	7.625%	6/29/27	1,800	1,768
	Republic of Belarus	6.200%	2/28/30	1,600	1,417
	Republic of Belarus	6.378%	2/24/31	1,200	1,061
[2]	Republic of Belarus Ministry of Finance	6.378%	2/24/31	950	841
					8,356
Belize (0.0%)
	Republic of Belize	4.938%	2/20/34	1,473	592
Bermuda (0.2%)
	Government of Bermuda	3.717%	1/25/27	1,550	1,704
	Government of Bermuda	4.750%	2/15/29	200	236
[2]	Government of Bermuda	4.750%	2/15/29	600	705
	Government of Bermuda	2.375%	8/20/30	800	804
[2]	Government of Bermuda	3.375%	8/20/50	1,000	1,025
	Government of Bermuda	3.375%	8/20/50	1,000	1,031
					5,505
Bolivia (0.2%)
	Bolivian Government	4.875%	10/29/22	1,500	1,523
	Bolivian Government	5.950%	8/22/23	1,000	1,041
[2,3]	Bolivian Government	4.500%	3/20/28	900	810
[3]	Bolivian Government	4.500%	3/20/28	2,000	1,791
					5,165
Brazil (3.4%)
	Federative Republic of Brazil	2.625%	1/5/23	6,211	6,400
	Federative Republic of Brazil	8.875%	4/15/24	2,826	3,483
	Federative Republic of Brazil	4.250%	1/7/25	12,153	13,166
	Federative Republic of Brazil	8.750%	2/4/25	1,677	2,084
	Federative Republic of Brazil	2.875%	6/6/25	4,950	5,116
	Federative Republic of Brazil	6.000%	4/7/26	6,100	7,135
	Federative Republic of Brazil	10.125%	5/15/27	2,256	3,187

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Federative Republic of Brazil	4.625%	1/13/28	8,302	9,009
	Federative Republic of Brazil	4.500%	5/30/29	5,600	5,984
	Federative Republic of Brazil	3.875%	6/12/30	10,100	10,200
	Federative Republic of Brazil	3.750%	9/12/31	1,950	1,930
	Federative Republic of Brazil	8.250%	1/20/34	3,889	5,388
	Federative Republic of Brazil	7.125%	1/20/37	4,446	5,611
	Federative Republic of Brazil	5.625%	1/7/41	6,177	6,659
	Federative Republic of Brazil	5.000%	1/27/45	9,386	9,372
	Federative Republic of Brazil	5.625%	2/21/47	7,783	8,432
	Federative Republic of Brazil	4.750%	1/14/50	11,085	10,668
					113,824
Chile (1.5%)
	Republic of Chile	3.125%	1/21/26	2,040	2,199
	Republic of Chile	3.240%	2/6/28	5,450	5,937
	Republic of Chile	2.450%	1/31/31	4,850	4,959
	Republic of Chile	2.550%	1/27/32	4,100	4,208
	Republic of Chile	2.550%	7/27/33	6,100	6,214
	Republic of Chile	3.100%	5/7/41	7,400	7,488
	Republic of Chile	3.860%	6/21/47	3,725	4,142
	Republic of Chile	3.500%	1/25/50	6,200	6,556
	Republic of Chile	3.500%	4/15/53	4,100	4,346
	Republic of Chile	3.100%	1/22/61	5,450	5,249
					51,298
China (1.8%)
	China Government Bond	2.125%	11/2/22	4,973	5,088
	China Government Bond	1.875%	12/3/22	3,207	3,275
	China Government Bond	3.250%	10/19/23	5,500	5,855
	China Government Bond	0.400%	10/21/23	4,350	4,358
	China Government Bond	1.950%	12/3/24	7,850	8,202
	China Government Bond	0.550%	10/21/25	6,350	6,296
	China Government Bond	2.625%	11/2/27	4,651	5,077
	China Government Bond	3.500%	10/19/28	1,700	1,945
	China Government Bond	2.125%	12/3/29	7,950	8,418
	China Government Bond	1.200%	10/21/30	2,700	2,664
	China Government Bond	2.750%	12/3/39	1,800	1,925
	China Government Bond	4.000%	10/19/48	1,620	2,155
[2]	China Government Bond	2.250%	10/21/50	800	782
	China Government Bond	2.250%	10/21/50	400	390
	Export-Import Bank of China	3.625%	7/31/24	3,772	4,107
					60,537
Colombia (2.8%)
	Republic of Colombia	2.625%	3/15/23	2,760	2,801
	Republic of Colombia	4.000%	2/26/24	4,445	4,661
	Republic of Colombia	8.125%	5/21/24	2,830	3,305
	Republic of Colombia	4.500%	1/28/26	4,067	4,419
	Republic of Colombia	3.875%	4/25/27	5,275	5,582
	Republic of Colombia	4.500%	3/15/29	5,600	6,080
	Republic of Colombia	3.000%	1/30/30	4,325	4,242
	Republic of Colombia	3.125%	4/15/31	6,780	6,649
	Republic of Colombia	3.250%	4/22/32	5,500	5,396
	Republic of Colombia	7.375%	9/18/37	4,912	6,378
	Republic of Colombia	6.125%	1/18/41	6,950	8,169
	Republic of Colombia	4.125%	2/22/42	2,750	2,647
	Republic of Colombia	5.625%	2/26/44	6,700	7,488
	Republic of Colombia	5.000%	6/15/45	12,900	13,492
	Republic of Colombia	5.200%	5/15/49	5,120	5,525
	Republic of Colombia	4.125%	5/15/51	4,200	3,921

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Colombia	3.875%	2/15/61	3,550	3,111
					93,866
Costa Rica (0.5%)
	Republic of Costa Rica	4.250%	1/26/23	2,782	2,834
	Republic of Costa Rica	4.375%	4/30/25	1,400	1,444
	Republic of Costa Rica	6.125%	2/19/31	3,225	3,442
	Republic of Costa Rica	5.625%	4/30/43	1,500	1,394
	Republic of Costa Rica	7.000%	4/4/44	2,730	2,867
	Republic of Costa Rica	7.158%	3/12/45	3,651	3,878
					15,859
Croatia (0.3%)
	Republic of Croatia	5.500%	4/4/23	4,200	4,544
	Republic of Croatia	6.000%	1/26/24	4,800	5,426
					9,970
Dominican Republic (2.0%)
[3]	Dominican Republic	5.875%	4/18/24	1,500	1,586
	Dominican Republic	5.500%	1/27/25	3,860	4,189
	Dominican Republic	6.875%	1/29/26	4,495	5,188
	Dominican Republic	5.950%	1/25/27	5,050	5,686
	Dominican Republic	6.000%	7/19/28	3,619	4,137
	Dominican Republic	4.500%	1/30/30	5,550	5,716
[2]	Dominican Republic	4.875%	9/23/32	2,750	2,863
	Dominican Republic	4.875%	9/23/32	4,800	4,998
[2]	Dominican Republic	5.300%	1/21/41	2,450	2,488
	Dominican Republic	5.300%	1/21/41	1,950	1,979
	Dominican Republic	7.450%	4/30/44	4,265	5,226
	Dominican Republic	6.850%	1/27/45	5,644	6,433
	Dominican Republic	6.500%	2/15/48	3,050	3,360
	Dominican Republic	6.400%	6/5/49	3,950	4,319
[2]	Dominican Republic	5.875%	1/30/60	1,000	1,014
	Dominican Republic	5.875%	1/30/60	7,827	7,930
					67,112
Ecuador (1.0%)
[2,3]	Republic of Ecuador	0.000%	7/31/30	1,275	708
[3]	Republic of Ecuador	0.000%	7/31/30	1,500	833
[2,4]	Republic of Ecuador	5.000%	7/31/30	3,235	2,833
[4]	Republic of Ecuador	5.000%	7/31/30	7,025	6,151
[2,4]	Republic of Ecuador	1.000%	7/31/35	12,416	8,683
[4]	Republic of Ecuador	1.000%	7/31/35	10,725	7,500
[2,4]	Republic of Ecuador	0.500%	7/31/40	5,873	3,614
[4]	Republic of Ecuador	0.500%	7/31/40	3,550	2,185
					32,507
Egypt (2.2%)
	Arab Republic of Egypt	5.577%	2/21/23	3,420	3,582
	Arab Republic of Egypt	4.550%	11/20/23	1,278	1,323
	Arab Republic of Egypt	6.200%	3/1/24	2,200	2,358
	Arab Republic of Egypt	5.750%	5/29/24	3,320	3,534
	Arab Republic of Egypt	5.875%	6/11/25	4,075	4,333
	Arab Republic of Egypt	5.250%	10/6/25	2,350	2,468
[2]	Arab Republic of Egypt	3.875%	2/16/26	1,200	1,171
	Arab Republic of Egypt	7.500%	1/31/27	5,304	5,880
	Arab Republic of Egypt	6.588%	2/21/28	3,625	3,796
	Arab Republic of Egypt	7.600%	3/1/29	5,730	6,219
[2]	Arab Republic of Egypt	5.875%	2/16/31	1,800	1,733
	Arab Republic of Egypt	5.875%	2/16/31	3,050	2,937
	Arab Republic of Egypt	7.053%	1/15/32	5,100	5,199

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arab Republic of Egypt	7.625%	5/29/32	1,849	1,953
	Arab Republic of Egypt	6.875%	4/30/40	900	867
	Arab Republic of Egypt	8.500%	1/31/47	6,830	7,065
	Arab Republic of Egypt	7.903%	2/21/48	4,500	4,393
	Arab Republic of Egypt	8.700%	3/1/49	4,500	4,705
	Arab Republic of Egypt	8.700%	3/1/49	200	209
[2]	Arab Republic of Egypt	8.875%	5/29/50	200	213
	Arab Republic of Egypt	8.875%	5/29/50	4,790	5,105
[2]	Arab Republic of Egypt	8.150%	11/20/59	400	395
	Arab Republic of Egypt	8.150%	11/20/59	1,050	1,036
[2]	Arab Republic of Egypt	7.500%	2/16/61	3,600	3,352
	Arab Republic of Egypt	7.500%	2/16/61	400	373
					74,199
El Salvador (0.5%)
	Republic of El Salvador	7.750%	1/24/23	2,099	2,034
	Republic of El Salvador	5.875%	1/30/25	2,218	1,993
	Republic of El Salvador	6.375%	1/18/27	2,262	1,970
	Republic of El Salvador	8.625%	2/28/29	1,725	1,619
	Republic of El Salvador	8.250%	4/10/32	1,332	1,216
	Republic of El Salvador	7.650%	6/15/35	2,800	2,456
	Republic of El Salvador	7.625%	2/1/41	1,718	1,444
[2]	Republic of El Salvador	7.125%	1/20/50	650	528
	Republic of El Salvador	7.125%	1/20/50	2,350	1,898
[2]	Republic of El Salvador	9.500%	7/15/52	750	706
	Republic of El Salvador	9.500%	7/15/52	1,950	1,835
					17,699
Ethiopia (0.1%)
	Federal Republic of Ethiopia	6.625%	12/11/24	2,850	2,536
Gabon (0.2%)
[3]	Republic of Gabon	6.375%	12/12/24	2,536	2,694
	Republic of Gabon	6.950%	6/16/25	1,250	1,355
[3]	Republic of Gabon	6.625%	2/6/31	1,600	1,603
[2,3]	Republic of Gabon	6.625%	2/6/31	1,300	1,308
					6,960
Georgia (0.0%)
[2]	Republic of Georgia	2.750%	4/22/26	1,300	1,326
Ghana (1.1%)
[3]	Republic of Ghana	8.125%	1/18/26	3,545	3,760
[2,3]	Republic of Ghana	6.375%	2/11/27	1,000	986
[3]	Republic of Ghana	6.375%	2/11/27	2,500	2,461
[3]	Republic of Ghana	7.875%	3/26/27	1,930	2,007
[3]	Republic of Ghana	7.750%	4/7/29	400	403
[3]	Republic of Ghana	7.625%	5/16/29	5,100	5,094
[3]	Republic of Ghana	10.750%	10/14/30	2,900	3,617
[3]	Republic of Ghana	8.125%	3/26/32	3,900	3,897
[2]	Republic of Ghana	8.625%	4/7/34	2,450	2,479
	Republic of Ghana	8.625%	4/7/34	650	657
[3]	Republic of Ghana	7.875%	2/11/35	2,700	2,590
[2]	Republic of Ghana	8.875%	5/7/42	800	794
[3]	Republic of Ghana	8.627%	6/16/49	2,750	2,612
[3]	Republic of Ghana	8.950%	3/26/51	2,725	2,665
[2,3]	Republic of Ghana	8.750%	3/11/61	600	568
[3]	Republic of Ghana	8.750%	3/11/61	1,550	1,473
					36,063
Guatemala (0.4%)
	Republic of Guatemala	4.500%	5/3/26	2,050	2,234

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Guatemala	4.375%	6/5/27	1,600	1,731
	Republic of Guatemala	4.875%	2/13/28	1,600	1,780
[3]	Republic of Guatemala	4.900%	6/1/30	1,600	1,782
[2]	Republic of Guatemala	5.375%	4/24/32	200	230
	Republic of Guatemala	5.375%	4/24/32	1,200	1,383
[3]	Republic of Guatemala	6.125%	6/1/50	3,700	4,430
					13,570
Honduras (0.2%)
[3]	Republic of Honduras	7.500%	3/15/24	1,400	1,500
	Republic of Honduras	6.250%	1/19/27	2,020	2,228
[2]	Republic of Honduras	5.625%	6/24/30	650	684
	Republic of Honduras	5.625%	6/24/30	800	844
					5,256
Hungary (0.7%)
	Republic of Hungary	5.375%	2/21/23	4,490	4,838
	Republic of Hungary	5.750%	11/22/23	4,840	5,421
	Republic of Hungary	5.375%	3/25/24	5,093	5,730
	Republic of Hungary	7.625%	3/29/41	3,470	5,843
					21,832
Indonesia (6.4%)
	Perusahaan Penerbit SBSN Indonesia III	3.300%	11/21/22	2,700	2,794
	Perusahaan Penerbit SBSN Indonesia III	3.750%	3/1/23	4,050	4,254
	Perusahaan Penerbit SBSN Indonesia III	3.900%	8/20/24	2,350	2,557
	Perusahaan Penerbit SBSN Indonesia III	4.350%	9/10/24	5,000	5,517
	Perusahaan Penerbit SBSN Indonesia III	4.325%	5/28/25	5,369	5,995
	Perusahaan Penerbit SBSN Indonesia III	2.300%	6/23/25	1,000	1,040
	Perusahaan Penerbit SBSN Indonesia III	4.550%	3/29/26	5,120	5,820
[2]	Perusahaan Penerbit SBSN Indonesia III	1.500%	6/9/26	3,150	3,153
	Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/27	4,664	5,233
[2]	Perusahaan Penerbit SBSN Indonesia III	4.400%	3/1/28	800	918
	Perusahaan Penerbit SBSN Indonesia III	4.400%	3/1/28	4,090	4,691
[2]	Perusahaan Penerbit SBSN Indonesia III	4.450%	2/20/29	800	922
	Perusahaan Penerbit SBSN Indonesia III	4.450%	2/20/29	2,885	3,323
	Perusahaan Penerbit SBSN Indonesia III	2.800%	6/23/30	3,050	3,146
[2]	Perusahaan Penerbit SBSN Indonesia III	2.550%	6/9/31	2,500	2,521
	Perusahaan Penerbit SBSN Indonesia III	3.800%	6/23/50	2,100	2,204
[2]	Perusahaan Penerbit SBSN Indonesia III	3.550%	6/9/51	2,250	2,286
	Republic of Indonesia	2.950%	1/11/23	2,605	2,696
	Republic of Indonesia	3.375%	4/15/23	4,180	4,381
	Republic of Indonesia	5.375%	10/17/23	2,709	2,992
	Republic of Indonesia	5.875%	1/15/24	5,250	5,908
	Republic of Indonesia	4.450%	2/11/24	2,250	2,462
	Republic of Indonesia	4.125%	1/15/25	5,400	5,963
	Republic of Indonesia	4.750%	1/8/26	6,200	7,098
	Republic of Indonesia	4.350%	1/8/27	3,400	3,859
	Republic of Indonesia	3.850%	7/18/27	2,950	3,291
	Republic of Indonesia	3.500%	1/11/28	3,436	3,779
	Republic of Indonesia	4.100%	4/24/28	2,833	3,219
	Republic of Indonesia	4.750%	2/11/29	3,550	4,181
	Republic of Indonesia	3.400%	9/18/29	2,250	2,453
	Republic of Indonesia	2.850%	2/14/30	3,400	3,559
	Republic of Indonesia	3.850%	10/15/30	4,650	5,226
	Republic of Indonesia	1.850%	3/12/31	3,600	3,510
	Republic of Indonesia	2.150%	7/28/31	925	919
	Republic of Indonesia	8.500%	10/12/35	4,500	7,232
	Republic of Indonesia	6.625%	2/17/37	4,287	5,975
	Republic of Indonesia	7.750%	1/17/38	5,288	8,053

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Indonesia	5.250%	1/17/42	6,050	7,580
	Republic of Indonesia	4.625%	4/15/43	4,160	4,871
	Republic of Indonesia	6.750%	1/15/44	5,530	8,220
	Republic of Indonesia	5.125%	1/15/45	5,501	6,849
	Republic of Indonesia	5.950%	1/8/46	3,441	4,776
	Republic of Indonesia	5.250%	1/8/47	4,200	5,397
	Republic of Indonesia	4.750%	7/18/47	2,800	3,374
	Republic of Indonesia	4.350%	1/11/48	4,700	5,384
	Republic of Indonesia	5.350%	2/11/49	2,673	3,502
	Republic of Indonesia	3.700%	10/30/49	2,900	3,051
	Republic of Indonesia	3.500%	2/14/50	2,500	2,589
	Republic of Indonesia	4.200%	10/15/50	4,550	5,179
	Republic of Indonesia	3.050%	3/12/51	5,000	4,916
	Republic of Indonesia	4.450%	4/15/70	2,600	3,097
	Republic of Indonesia	3.350%	3/12/71	2,400	2,352
					214,267
Iraq (0.3%)
	Republic of Iraq	6.752%	3/9/23	3,050	3,098
[3]	Republic of Iraq	5.800%	1/15/28	5,643	5,398
					8,496
Ivory Coast (0.2%)
[3]	Ivory Coast	6.375%	3/3/28	2,300	2,547
	Ivory Coast	5.750%	12/31/32	1,585	1,603
[3]	Ivory Coast	6.125%	6/15/33	3,300	3,574
					7,724
Jamaica (0.5%)
[3]	Jamaica	6.750%	4/28/28	3,800	4,457
[3]	Jamaica	8.000%	3/15/39	3,398	4,768
	Jamaica	7.875%	7/28/45	5,000	7,017
					16,242
Jordan (0.4%)
[2]	Kingdom of Jordan	4.950%	7/7/25	500	520
	Kingdom of Jordan	4.950%	7/7/25	200	208
	Kingdom of Jordan	6.125%	1/29/26	3,300	3,581
	Kingdom of Jordan	5.750%	1/31/27	2,750	2,963
[2]	Kingdom of Jordan	5.850%	7/7/30	1,200	1,243
	Kingdom of Jordan	5.850%	7/7/30	2,211	2,289
	Kingdom of Jordan	7.375%	10/10/47	2,850	2,992
					13,796
Kazakhstan (0.7%)
	Republic of Kazakhstan	3.875%	10/14/24	4,170	4,544
	Republic of Kazakhstan	5.125%	7/21/25	6,850	7,949
	Republic of Kazakhstan	4.875%	10/14/44	2,700	3,424
	Republic of Kazakhstan	6.500%	7/21/45	4,230	6,246
					22,163
Kenya (0.6%)
	Republic of Kenya	6.875%	6/24/24	5,400	5,938
	Republic of Kenya	7.000%	5/22/27	2,475	2,702
	Republic of Kenya	7.250%	2/28/28	2,800	3,090
	Republic of Kenya	8.000%	5/22/32	3,400	3,845
[2]	Republic of Kenya	6.300%	1/23/34	2,800	2,830
	Republic of Kenya	8.250%	2/28/48	2,625	2,907
					21,312
Kuwait (0.4%)
	Kuwait	3.500%	3/20/27	12,400	13,862

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lebanon (0.2%)
[5]	Lebanon Republic	6.100%	10/4/22	4,490	549
[5]	Lebanon Republic	6.000%	1/27/23	3,585	421
[5]	Lebanon Republic	6.650%	4/22/24	2,800	340
[5]	Lebanon Republic	6.200%	2/26/25	2,988	360
[5]	Lebanon Republic	6.200%	2/26/25	300	36
[5]	Lebanon Republic	6.600%	11/27/26	5,110	613
[5]	Lebanon Republic	6.850%	3/23/27	4,085	495
[5]	Lebanon Republic	6.750%	11/29/27	3,539	432
[5]	Lebanon Republic	6.650%	11/3/28	2,590	305
[5]	Lebanon Republic	6.850%	5/25/29	3,252	382
[5]	Lebanon Republic	6.650%	2/26/30	4,470	538
[5]	Lebanon Republic	7.000%	3/23/32	3,250	390
[5]	Lebanon Republic	7.250%	3/23/37	2,405	298
					5,159
Malaysia (0.6%)
	1MDB Global Investments Ltd.	4.400%	3/9/23	7,700	7,732
	Malaysia Sovereign Sukuk Bhd.	3.043%	4/22/25	2,650	2,849
[2]	Malaysia Sovereign Sukuk Bhd.	2.070%	4/28/31	2,000	2,044
	Malaysia Sovereign Sukuk Bhd.	4.236%	4/22/45	1,425	1,797
[2]	Malaysia Sovereign Sukuk Bhd.	3.075%	4/28/51	1,300	1,351
	Malaysia Sukuk Global Bhd.	3.179%	4/27/26	3,000	3,294
	Malaysia Sukuk Global Bhd.	4.080%	4/27/46	1,300	1,608
					20,675
Mexico (5.4%)
	United Mexican States	8.000%	9/24/22	1,473	1,601
	United Mexican States	4.000%	10/2/23	1,456	1,572
	United Mexican States	3.600%	1/30/25	4,950	5,425
	United Mexican States	3.900%	4/27/25	2,700	2,995
	United Mexican States	4.125%	1/21/26	5,962	6,726
	United Mexican States	4.150%	3/28/27	6,970	7,932
	United Mexican States	3.750%	1/11/28	5,505	6,048
	United Mexican States	4.500%	4/22/29	9,436	10,749
	United Mexican States	3.250%	4/16/30	6,325	6,594
	United Mexican States	2.659%	5/24/31	9,407	9,257
	United Mexican States	8.300%	8/15/31	3,150	4,689
	United Mexican States	4.750%	4/27/32	6,465	7,437
	United Mexican States	7.500%	4/8/33	2,110	2,983
	United Mexican States	6.750%	9/27/34	4,776	6,389
	United Mexican States	6.050%	1/11/40	7,799	9,823
	United Mexican States	4.280%	8/14/41	8,770	9,298
	United Mexican States	4.750%	3/8/44	11,306	12,534
	United Mexican States	5.550%	1/21/45	7,634	9,302
	United Mexican States	4.600%	1/23/46	6,926	7,501
	United Mexican States	4.350%	1/15/47	4,126	4,347
	United Mexican States	4.600%	2/10/48	6,323	6,842
	United Mexican States	4.500%	1/31/50	6,900	7,381
	United Mexican States	5.000%	4/27/51	7,075	8,110
	United Mexican States	3.771%	5/24/61	8,903	8,347
	United Mexican States	3.750%	4/19/71	8,200	7,556
	United Mexican States	5.750%	10/12/10	7,430	8,923
					180,361
Mongolia (0.2%)
	Mongolia	5.625%	5/1/23	1,200	1,260
	Mongolia	8.750%	3/9/24	2,300	2,626
[2]	Mongolia	5.125%	4/7/26	1,048	1,106
	Mongolia	5.125%	4/7/26	600	631

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Mongolia	3.500%	7/7/27	1,100	1,070
[2]	Mongolia	4.450%	7/7/31	1,500	1,456
					8,149
Morocco (0.4%)
	Kingdom of Morocco	4.250%	12/11/22	4,200	4,402
[2]	Kingdom of Morocco	2.375%	12/15/27	300	296
	Kingdom of Morocco	2.375%	12/15/27	1,400	1,380
[2]	Kingdom of Morocco	3.000%	12/15/32	1,100	1,071
	Kingdom of Morocco	3.000%	12/15/32	2,100	2,042
	Kingdom of Morocco	5.500%	12/11/42	1,940	2,227
[2]	Kingdom of Morocco	4.000%	12/15/50	2,450	2,301
	Kingdom of Morocco	4.000%	12/15/50	1,050	986
					14,705
Mozambique (0.1%)
[4]	Republic of Mozambique	5.000%	9/15/31	2,400	2,044
Namibia (0.1%)
	Repubilc of Namibia	5.250%	10/29/25	1,900	2,040
	Republic of Namibia	5.250%	10/29/25	200	215
					2,255
Nigeria (0.9%)
	Republic of Nigeria	6.375%	7/12/23	1,200	1,281
	Republic of Nigeria	7.625%	11/21/25	3,150	3,540
	Republic of Nigeria	6.500%	11/28/27	3,950	4,196
	Republic of Nigeria	7.143%	2/23/30	3,400	3,575
	Republic of Nigeria	8.747%	1/21/31	2,900	3,272
	Republic of Nigeria	7.875%	2/16/32	4,250	4,554
	Republic of Nigeria	7.696%	2/23/38	3,250	3,336
	Republic of Nigeria	7.625%	11/28/47	3,900	3,921
	Republic of Nigeria	9.248%	1/21/49	2,300	2,644
					30,319
Oman (2.3%)
	Oman Sovereign Sukuk Co.	4.397%	6/1/24	4,825	5,013
[2]	Oman Sovereign Sukuk Co.	5.932%	10/31/25	700	774
	Oman Sovereign Sukuk Co.	5.932%	10/31/25	3,800	4,203
[2]	Oman Sovereign Sukuk Co.	4.875%	6/15/30	4,700	4,892
	Sultanate of Oman	4.125%	1/17/23	3,300	3,383
	Sultanate of Oman	4.875%	2/1/25	2,800	2,930
	Sultanate of Oman	4.750%	6/15/26	7,375	7,644
	Sultanate of Oman	5.375%	3/8/27	6,525	6,872
	Sultanate of Oman	6.750%	10/28/27	2,140	2,406
	Sultanate of Oman	5.625%	1/17/28	9,150	9,647
[2]	Sultanate of Oman	6.000%	8/1/29	1,250	1,331
	Sultanate of Oman	6.000%	8/1/29	5,447	5,814
[2]	Sultanate of Oman	6.250%	1/25/31	3,500	3,786
	Sultanate of Oman	6.250%	1/25/31	800	866
[2]	Sultanate of Oman	7.375%	10/28/32	800	916
	Sultanate of Oman	7.375%	10/28/32	2,137	2,451
	Sultanate of Oman	6.500%	3/8/47	5,315	5,289
	Sultanate of Oman	6.750%	1/17/48	7,400	7,503
[2]	Sultanate of Oman	7.000%	1/25/51	2,500	2,588
	Sultanate of Oman	7.000%	1/25/51	400	415
					78,723
Pakistan (0.6%)
	Islamic Republic of Pakistan	8.250%	4/15/24	3,300	3,567
	Islamic Republic of Pakistan	8.250%	9/30/25	1,450	1,587
[2]	Islamic Republic of Pakistan	6.000%	4/8/26	2,400	2,415

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Islamic Republic of Pakistan	6.000%	4/8/26	650	654
	Islamic Republic of Pakistan	6.875%	12/5/27	4,500	4,606
[2]	Islamic Republic of Pakistan	7.375%	4/8/31	2,600	2,615
	Islamic Republic of Pakistan	7.375%	4/8/31	1,200	1,205
[2]	Islamic Republic of Pakistan	8.875%	4/8/51	1,170	1,206
	Islamic Republic of Pakistan	8.875%	4/8/51	1,000	1,031
	Third Pakistan International Sukuk Co. Ltd.	5.625%	12/5/22	2,000	2,049
					20,935
Panama (2.2%)
	Republic of Panama	4.000%	9/22/24	2,050	2,227
	Republic of Panama	3.750%	3/16/25	3,459	3,757
	Republic of Panama	7.125%	1/29/26	2,825	3,509
	Republic of Panama	8.875%	9/30/27	2,795	3,866
	Republic of Panama	3.875%	3/17/28	3,733	4,120
	Republic of Panama	9.375%	4/1/29	2,450	3,627
	Republic of Panama	3.160%	1/23/30	4,200	4,421
	Republic of Panama	2.252%	9/29/32	7,100	6,887
[3]	Republic of Panama	6.700%	1/26/36	5,650	7,725
[3]	Republic of Panama	4.500%	5/15/47	3,100	3,539
[3]	Republic of Panama	4.500%	4/16/50	6,975	7,951
[3]	Republic of Panama	4.300%	4/29/53	4,750	5,299
	Republic of Panama	4.500%	4/1/56	6,975	7,962
[3]	Republic of Panama	3.870%	7/23/60	8,050	8,304
					73,194
Papua New Guinea (0.0%)
[2]	Papua New Guinea	8.375%	10/4/28	300	302
	Papua New Guinea	8.375%	10/4/28	1,100	1,100
					1,402
Paraguay (0.5%)
	Republic of Paraguay	5.000%	4/15/26	1,835	2,069
	Republic of Paraguay	4.700%	3/27/27	1,400	1,577
[3]	Republic of Paraguay	4.950%	4/28/31	3,000	3,446
[2]	Republic of Paraguay	2.739%	1/29/33	1,133	1,105
	Republic of Paraguay	6.100%	8/11/44	2,800	3,483
	Republic of Paraguay	5.600%	3/13/48	1,650	1,960
[2,3]	Republic of Paraguay	5.400%	3/30/50	500	589
[3]	Republic of Paraguay	5.400%	3/30/50	2,600	3,062
					17,291
Peru (1.9%)
	Republic of Peru	7.350%	7/21/25	4,159	5,070
	Republic of Peru	2.392%	1/23/26	2,800	2,870
	Republic of Peru	4.125%	8/25/27	2,847	3,163
	Republic of Peru	2.844%	6/20/30	2,054	2,099
	Republic of Peru	2.783%	1/23/31	10,325	10,376
	Republic of Peru	1.862%	12/1/32	2,800	2,585
	Republic of Peru	8.750%	11/21/33	5,836	9,060
[3]	Republic of Peru	6.550%	3/14/37	3,046	4,147
	Republic of Peru	3.300%	3/11/41	3,650	3,565
	Republic of Peru	5.625%	11/18/50	6,783	9,201
	Republic of Peru	3.550%	3/10/51	2,800	2,799
	Republic of Peru	2.780%	12/1/60	5,450	4,702
	Republic of Peru	3.230%	7/28/21	2,785	2,354
					61,991
Philippines (2.9%)
	Republic of Philippines	4.200%	1/21/24	4,114	4,479
[3]	Republic of Philippines	7.500%	9/25/24	1,150	1,322

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Philippines	10.625%	3/16/25	4,550	6,162
	Republic of Philippines	5.500%	3/30/26	3,100	3,742
	Republic of Philippines	3.000%	2/1/28	5,550	6,007
	Republic of Philippines	3.750%	1/14/29	4,200	4,764
	Republic of Philippines	9.500%	2/2/30	6,000	9,453
	Republic of Philippines	2.457%	5/5/30	2,975	3,104
	Republic of Philippines	7.750%	1/14/31	5,554	8,209
	Republic of Philippines	1.648%	6/10/31	1,200	1,163
	Republic of Philippines	1.950%	1/6/32	1,700	1,687
	Republic of Philippines	6.375%	1/15/32	2,700	3,734
	Republic of Philippines	6.375%	10/23/34	5,335	7,547
	Republic of Philippines	5.000%	1/13/37	3,655	4,617
	Republic of Philippines	3.950%	1/20/40	5,600	6,296
	Republic of Philippines	3.700%	3/1/41	5,300	5,790
	Republic of Philippines	3.700%	2/2/42	5,820	6,352
	Republic of Philippines	2.950%	5/5/45	3,850	3,787
	Republic of Philippines	2.650%	12/10/45	4,200	3,946
	Republic of Philippines	3.200%	7/6/46	5,775	5,900
					98,061
Poland (0.5%)
	Republic of Poland	3.000%	3/17/23	5,591	5,833
[6]	Republic of Poland	4.000%	1/22/24	5,598	6,083
	Republic of Poland	3.250%	4/6/26	4,625	5,105
					17,021
Qatar (4.5%)
[7]	SoQ Sukuk A QSC	3.241%	1/18/23	5,350	5,573
	State of Qatar	3.875%	4/23/23	8,350	8,840
	State of Qatar	3.375%	3/14/24	5,500	5,892
	State of Qatar	3.400%	4/16/25	5,617	6,112
	State of Qatar	3.250%	6/2/26	9,650	10,562
[2]	State of Qatar	4.500%	4/23/28	1,300	1,541
	State of Qatar	4.500%	4/23/28	7,650	9,076
	State of Qatar	4.000%	3/14/29	11,100	12,830
	State of Qatar	3.750%	4/16/30	9,615	10,936
[2]	State of Qatar	9.750%	6/15/30	2,928	4,685
[2]	State of Qatar	6.400%	1/20/40	2,595	3,833
[2]	State of Qatar	5.750%	1/20/42	2,300	3,237
	State of Qatar	4.625%	6/2/46	5,600	7,079
	State of Qatar	5.103%	4/23/48	16,700	22,435
	State of Qatar	4.817%	3/14/49	16,475	21,435
	State of Qatar	4.400%	4/16/50	14,000	17,278
					151,344
Romania (0.7%)
	Romania	4.375%	8/22/23	4,070	4,373
	Romania	4.875%	1/22/24	2,920	3,209
[2]	Romania	3.000%	2/14/31	1,400	1,455
	Romania	3.000%	2/14/31	2,000	2,078
	Romania	6.125%	1/22/44	2,760	3,790
	Romania	5.125%	6/15/48	3,310	4,097
[2]	Romania	4.000%	2/14/51	2,790	2,959
	Romania	4.000%	2/14/51	2,724	2,884
					24,845
Russia (3.2%)
	Russian Federation	4.875%	9/16/23	8,400	9,123
	Russian Federation	4.750%	5/27/26	8,400	9,566
	Russian Federation	4.250%	6/23/27	6,600	7,394
	Russian Federation	12.750%	6/24/28	6,885	11,558

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Russian Federation	4.375%	3/21/29	8,200	9,296
	Russian Federation	7.500%	3/31/30	5,448	6,261
	Russian Federation	5.100%	3/28/35	11,000	13,276
	Russian Federation	5.625%	4/4/42	8,200	10,673
	Russian Federation	5.875%	9/16/43	4,200	5,682
	Russian Federation	5.250%	6/23/47	19,200	24,356
					107,185
Saudi Arabia (6.4%)
	Kingdom of Saudi Arabia	2.875%	3/4/23	8,360	8,657
	Kingdom of Saudi Arabia	4.000%	4/17/25	12,415	13,696
	Kingdom of Saudi Arabia	2.900%	10/22/25	6,975	7,470
	Kingdom of Saudi Arabia	3.250%	10/26/26	15,100	16,452
	Kingdom of Saudi Arabia	2.500%	2/3/27	3,125	3,262
	Kingdom of Saudi Arabia	3.625%	3/4/28	13,732	15,199
	Kingdom of Saudi Arabia	4.375%	4/16/29	10,870	12,630
	Kingdom of Saudi Arabia	4.500%	4/17/30	9,350	11,052
	Kingdom of Saudi Arabia	3.250%	10/22/30	4,194	4,539
[2]	Kingdom of Saudi Arabia	2.750%	2/3/32	800	829
	Kingdom of Saudi Arabia	2.750%	2/3/32	1,900	1,966
[2]	Kingdom of Saudi Arabia	2.250%	2/2/33	3,800	3,732
	Kingdom of Saudi Arabia	2.250%	2/2/33	3,950	3,889
	Kingdom of Saudi Arabia	4.500%	10/26/46	17,800	20,887
	Kingdom of Saudi Arabia	4.625%	10/4/47	12,305	14,726
	Kingdom of Saudi Arabia	5.000%	4/17/49	9,625	12,189
	Kingdom of Saudi Arabia	5.250%	1/16/50	9,692	12,761
	Kingdom of Saudi Arabia	3.750%	1/21/55	7,548	8,050
	Kingdom of Saudi Arabia	4.500%	4/22/60	8,100	9,871
[2]	Kingdom of Saudi Arabia	3.450%	2/2/61	2,075	2,080
	Kingdom of Saudi Arabia	3.450%	2/2/61	4,300	4,312
	KSA Sukuk Ltd.	3.628%	4/20/27	12,511	13,800
	KSA Sukuk Ltd.	4.303%	1/19/29	5,650	6,522
	KSA Sukuk Ltd.	2.969%	10/29/29	5,640	6,006
					214,577
Senegal (0.2%)
[3]	Republic of Senegal	6.250%	5/23/33	2,900	3,076
[3]	Republic of Senegal	6.750%	3/13/48	2,809	2,876
					5,952
Serbia (0.1%)
[2]	Republic of Serbia	2.125%	12/1/30	1,900	1,812
	Republic of Serbia	2.125%	12/1/30	1,650	1,572
					3,384
South Africa (1.7%)
	Republic of South Africa	4.665%	1/17/24	4,100	4,412
	Republic of South Africa	5.875%	9/16/25	5,600	6,343
	Republic of South Africa	4.875%	4/14/26	3,450	3,761
	Republic of South Africa	4.850%	9/27/27	3,000	3,223
	Republic of South Africa	4.300%	10/12/28	5,650	5,835
	Republic of South Africa	4.850%	9/30/29	5,460	5,778
	Republic of South Africa	5.875%	6/22/30	3,800	4,316
	Republic of South Africa	6.250%	3/8/41	2,115	2,332
	Republic of South Africa	5.375%	7/24/44	2,700	2,692
	Republic of South Africa	5.000%	10/12/46	2,750	2,602
	Republic of South Africa	5.650%	9/27/47	4,050	4,110
	Republic of South Africa	6.300%	6/22/48	1,700	1,852
	Republic of South Africa	5.750%	9/30/49	8,150	8,279
					55,535

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sri Lanka (0.6%)
	Republic of Sri Lanka	5.750%	4/18/23	3,450	2,520
	Republic of Sri Lanka	6.850%	3/14/24	2,850	1,861
	Republic of Sri Lanka	6.350%	6/28/24	1,500	981
	Republic of Sri Lanka	6.125%	6/3/25	1,800	1,155
	Republic of Sri Lanka	6.850%	11/3/25	4,000	2,570
	Republic of Sri Lanka	6.825%	7/18/26	2,825	1,783
	Republic of Sri Lanka	6.200%	5/11/27	4,150	2,557
	Republic of Sri Lanka	6.750%	4/18/28	3,450	2,122
	Republic of Sri Lanka	7.850%	3/14/29	3,730	2,284
	Republic of Sri Lanka	7.550%	3/28/30	4,100	2,528
					20,361
Suriname (0.0%)
	Republic of Suriname	9.250%	10/26/26	1,500	982
Tajikistan (0.0%)
[3]	Republic of Tajikistan	7.125%	9/14/27	1,175	1,087
Trinidad & Tobago (0.2%)
	Republic of Trinidad & Tobago	4.375%	1/16/24	1,300	1,374
[2]	Republic of Trinidad & Tobago	4.375%	1/16/24	200	211
	Republic of Trinidad & Tobago	4.500%	8/4/26	2,600	2,773
[2]	Republic of Trinidad & Tobago	4.500%	6/26/30	850	897
	Republic of Trinidad & Tobago	4.500%	6/26/30	600	632
					5,887
Tunisia (0.1%)
	Banque Centrale de Tunisie International Bond	5.750%	1/30/25	2,450	2,080
Turkey (5.8%)
	Hazine Mustesarligi Varlik Kiralama AS	5.004%	4/6/23	3,773	3,864
	Hazine Mustesarligi Varlik Kiralama AS	4.489%	11/25/24	2,478	2,516
[2]	Hazine Mustesarligi Varlik Kiralama AS	5.125%	6/22/26	3,900	3,912
	Republic of Turkey	6.250%	9/26/22	6,361	6,608
	Republic of Turkey	3.250%	3/23/23	4,900	4,901
	Republic of Turkey	7.250%	12/23/23	5,800	6,266
	Republic of Turkey	5.750%	3/22/24	7,200	7,485
	Republic of Turkey	6.350%	8/10/24	6,350	6,684
	Republic of Turkey	5.600%	11/14/24	7,000	7,225
	Republic of Turkey	7.375%	2/5/25	9,100	9,876
	Republic of Turkey	4.250%	3/13/25	5,850	5,770
	Republic of Turkey	6.375%	10/14/25	7,100	7,459
	Republic of Turkey	4.750%	1/26/26	5,425	5,364
	Republic of Turkey	4.250%	4/14/26	4,175	4,034
	Republic of Turkey	4.875%	10/9/26	8,349	8,233
	Republic of Turkey	6.000%	3/25/27	9,062	9,323
	Republic of Turkey	5.125%	2/17/28	5,825	5,704
	Republic of Turkey	6.125%	10/24/28	5,758	5,922
	Republic of Turkey	7.625%	4/26/29	8,525	9,408
	Republic of Turkey	11.875%	1/15/30	3,930	5,474
	Republic of Turkey	5.250%	3/13/30	5,598	5,375
	Republic of Turkey	5.950%	1/15/31	6,250	6,175
	Republic of Turkey	5.875%	6/26/31	4,750	4,654
	Republic of Turkey	8.000%	2/14/34	4,171	4,714
	Republic of Turkey	6.875%	3/17/36	7,800	7,953
	Republic of Turkey	7.250%	3/5/38	2,775	2,933
	Republic of Turkey	6.750%	5/30/40	5,500	5,448
	Republic of Turkey	6.000%	1/14/41	8,365	7,631
	Republic of Turkey	4.875%	4/16/43	8,400	6,764
	Republic of Turkey	6.625%	2/17/45	8,200	7,865

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Turkey	5.750%	5/11/47	9,850	8,520
					194,060
Ukraine (1.5%)
	Ukraine	7.750%	9/1/22	2,550	2,665
	Ukraine	7.750%	9/1/23	3,750	4,022
	Ukraine	8.994%	2/1/24	2,150	2,370
	Ukraine	7.750%	9/1/24	3,660	3,967
	Ukraine	7.750%	9/1/25	3,800	4,133
	Ukraine	7.750%	9/1/26	3,650	3,995
	Ukraine	7.750%	9/1/27	3,700	4,051
	Ukraine	9.750%	11/1/28	4,350	5,174
[2]	Ukraine	6.876%	5/21/29	3,300	3,408
	Ukraine	6.876%	5/21/29	1,250	1,290
[2,3]	Ukraine	7.375%	9/25/32	400	417
[3]	Ukraine	7.375%	9/25/32	7,800	8,122
[2]	Ukraine	7.253%	3/15/33	2,700	2,788
	Ukraine	7.253%	3/15/33	4,550	4,694
					51,096
United Arab Emirates (4.7%)
	Dubai DOF Sukuk Ltd.	3.875%	1/30/23	2,000	2,084
	Dubai DOF Sukuk Ltd.	5.000%	4/30/29	4,630	5,427
[8]	Dubai DOF Sukuk Ltd.	2.763%	9/9/30	4,150	4,215
	Emirate of Abu Dhabi	2.500%	10/11/22	7,550	7,749
	Emirate of Abu Dhabi	0.750%	9/2/23	5,900	5,939
	Emirate of Abu Dhabi	2.125%	9/30/24	8,350	8,738
	Emirate of Abu Dhabi	2.500%	4/16/25	8,400	8,940
	Emirate of Abu Dhabi	3.125%	5/3/26	7,072	7,744
	Emirate of Abu Dhabi	3.125%	10/11/27	11,050	12,184
[2]	Emirate of Abu Dhabi	1.625%	6/2/28	4,700	4,703
	Emirate of Abu Dhabi	1.625%	6/2/28	1,000	1,000
	Emirate of Abu Dhabi	2.500%	9/30/29	8,150	8,585
	Emirate of Abu Dhabi	3.125%	4/16/30	8,100	8,892
	Emirate of Abu Dhabi	1.700%	3/2/31	4,050	3,952
	Emirate of Abu Dhabi	4.125%	10/11/47	8,250	9,941
	Emirate of Abu Dhabi	3.125%	9/30/49	11,000	11,298
	Emirate of Abu Dhabi	3.875%	4/16/50	10,950	12,769
	Emirate of Abu Dhabi	2.700%	9/2/70	4,200	3,867
	Emirate of Dubai	5.250%	1/30/43	2,500	2,822
	Emirate of Dubai	3.900%	9/9/50	3,817	3,579
	Finance Department Government of Sharjah	3.625%	3/10/33	2,200	2,198
	Finance Department Government of Sharjah	4.000%	7/28/50	3,998	3,638
	RAK Capital	3.094%	3/31/25	2,633	2,790
	Sharjah Sukuk Ltd.	3.764%	9/17/24	800	854
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	4,102	4,395
	Sharjah Sukuk Program Ltd.	2.942%	6/10/27	2,900	2,964
	Sharjah Sukuk Program Ltd.	4.226%	3/14/28	3,300	3,591
	Sharjah Sukuk Program Ltd.	3.234%	10/23/29	2,639	2,690
					157,548
Uruguay (1.5%)
[3]	Oriental Republic of Uruguay	4.500%	8/14/24	2,589	2,802
[3]	Oriental Republic of Uruguay	4.375%	10/27/27	4,066	4,677
[3]	Oriental Republic of Uruguay	4.375%	1/23/31	7,173	8,376
	Oriental Republic of Uruguay	7.875%	1/15/33	2,400	3,605
[3]	Oriental Republic of Uruguay	7.625%	3/21/36	2,915	4,436
[3]	Oriental Republic of Uruguay	4.125%	11/20/45	1,870	2,210
[3]	Oriental Republic of Uruguay	5.100%	6/18/50	10,892	14,285

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Oriental Republic of Uruguay	4.975%	4/20/55	7,009	9,065
					49,456
Uzbekistan (0.1%)
	Republic of Uzbekistan	4.750%	2/20/24	1,345	1,423
	Republic of Uzbekistan	5.375%	2/20/29	1,325	1,467
	Republic of Uzbekistan	3.700%	11/25/30	2,000	1,976
					4,866
Vietnam (0.1%)
	Socialist Republic of Vietnam	4.800%	11/19/24	2,800	3,114
Zambia (0.2%)
[5]	Republic of Zambia	5.375%	9/20/22	1,950	1,248
[5]	Republic of Zambia	8.500%	4/14/24	2,950	1,946
[5]	Republic of Zambia	8.970%	7/30/27	3,425	2,226
					5,420
Total Sovereign Bonds (Cost $2,793,575)					2,807,865
				Shares
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[9]	Vanguard Market Liquidity Fund (Cost $20,868)	0.064%		208,685	20,869
Total Investments (99.5%) (Cost $3,313,151)					3,334,731
Other Assets and Liabilities—Net (0.5%)					16,319
Net Assets (100.0%)					3,351,050
Cost is in $000.
1	Guaranteed by the Republic of Azerbaijan.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the aggregate value was $237,329,000, representing 7.1% of net assets.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Step bond.
5	Non-income-producing security—security in default.
6	Securities with a value of $86,000 have been segregated as initial margin for open futures contracts.
7	Guaranteed by the State of Qatar.
8	Guaranteed by the Kingdom of Saudi Arabia.
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2021	12	2,648	(1)
Long U.S. Treasury Bond	September 2021	20	3,294	(5)
Ultra 10-Year U.S. Treasury Note	September 2021	35	5,259	31
Ultra Long U.S. Treasury Bond	September 2021	5	998	(1)
				24

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)

Short Futures Contracts
10-Year U.S. Treasury Note	September 2021	(18)	(2,420)	(19)
Long U.S. Treasury Bond	September 2021	(20)	(3,295)	4
				(15)
				9
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by Vanguard fiduciary Trust Company (the "Trustee"). These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2	—	2
Corporate Bonds	—	505,995	—	505,995
Sovereign Bonds	—	2,807,865	—	2,807,865
Temporary Cash Investments	20,869	—	—	20,869
Total	20,869	3,313,862	—	3,334,731
Derivative Financial Instruments
Assets
Futures Contracts[1]	35	—	—	35
Liabilities
Futures Contracts[1]	26	—	—	26
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.